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April 28, 2010
VIA EDGAR
Alison White, Esq.
Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

Re:	Horace Mann Life Insurance Company Separate Account Registration Statement on Form N-4 File Numbers 2-24256 and 811-1343
Dear Ms. White:
Horace Mann Life Insurance Company (the “Company”), on its own behalf and on behalf of Horace Mann Life Insurance Company Separate Account (the “Separate Account”), provides this letter to the Securities and Exchange Commission (the “Commission”) with respect to the above-referenced filing.
The Company acknowledges that:
•	should the Commission or the Commission staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the Commission staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company, on behalf of the Separate Account, from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Company, on behalf of the Separate Account, may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
If you have any questions or further comments, please call Elizabeth Arthur at 217-788-5706 or Maureen Bolinger at 217-788-5720.
Very truly yours,
/s/ Ann M. Caparros
Ann M. Caparros
Corporate Secretary, Horace Mann Life Insurance Company
The Horace Mann Companies • 1 Horace Mann Plaza • Springfield, Illinois 62715-0001
217-789-2500 • www.horacemann.com